Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)		Dec. 31, 2023 AED (د.إ)		Dec. 31, 2022 AED (د.إ)
Commitments and Contingencies [Abstract]
Rental expense	$ 58,878	د.إ 216,200	[1]	د.إ 190,225	[1]	د.إ 244,983	[1]

[1]	The Company adopted IFRS 16 Leases with effect from January 1, 2019. There were no right of use assets and corresponding lease liability recognized as the lease considered as short-term lease.